Long-Term Investments, Net - Schedule of Movement of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Abstract]
Beginning balance
Additions	658
Impairment loss of long-term investment, net – Investment A	(290)
Ending balance	$ 368